Loans and Allowance for Loan Losses - Nonaccrual (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Allowance for Loan Losses
Non-accrual loans, excluding purchased credit impaired loans	$ 323	$ 436	$ 1,117
Nonfarm nonresidential
Loans and Allowance for Loan Losses
Non-accrual loans, excluding purchased credit impaired loans		375
Commercial
Loans and Allowance for Loan Losses
Non-accrual loans, excluding purchased credit impaired loans	297	34
Consumer
Loans and Allowance for Loan Losses
Non-accrual loans, excluding purchased credit impaired loans	$ 26	$ 27